CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities:
Net income	¥ 225,979	¥ 216,449	¥ 105,691
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	78,882	79,468	91,493
Stock option expenses	19,364	21,091	21,955
Gain on investments in equity securities	(29,410)	(15,156)	(38,686)
Equity in earnings of affiliates, net of dividends received	(34,772)	(29,499)	(13,003)
Loss on disposal of office buildings, land, equipment and facilities	9,690	8,360	17,641
Deferred income taxes	26,489	117,061	53,957
Changes in operating assets and liabilities:
Time deposits	38,341	274,593	137,526
Deposits with stock exchanges and other segregated cash	(66,122)	(42,403)	(9,461)
Trading assets and private equity investments	2,917,895	(485,673)	(1,448,489)
Trading liabilities	(1,731,133)	2,007,807	248,019
Securities purchased under agreements to resell, net of securities sold under agreements to repurchase	(1,251,323)	(183,884)	1,375,929
Securities borrowed, net of securities loaned	(221,295)	(1,604,469)	863,511
Other secured borrowings	(145,877)	7,992	(84,444)
Loans and receivables, net of allowance for doubtful accounts	(92,713)	217,397	(238,318)
Payables	236,029	278,325	(305,672)
Bonus accrual	(3,659)	16,356	31,415
Accrued income taxes, net	59,931	(87,933)	50,019
Other, net	(113,324)	(338,456)	(309,582)
Net cash provided by (used in) operating activities	(77,028)	457,426	549,501
Cash flows from investing activities:
Payments for purchases of office buildings, land, equipment and facilities	(209,468)	(214,336)	(271,975)
Proceeds from sales of office buildings, land, equipment and facilities	159,480	176,680	147,653
Payments for purchases of investments in equity securities	(354)	(4,799)	(319)
Proceeds from sales of investments in equity securities	6,977	6,945	3,741
Decrease (increase) in loans receivable at banks, net	(49,192)	(10,972)	22,189
Decrease (increase) in non-trading debt securities, net	109,761	¥ (103,187)	(54,237)
Business combinations or disposals, net	(7,308)		(5,919)
Decrease (increase) in investments in affiliated companies, net	2,212	¥ 43,298	(1,391)
Other, net	229	3,176	(228)
Net cash provided by (used in) investing activities	12,337	(103,195)	(160,486)
Cash flows from financing activities:
Increase in long-term borrowings	2,974,115	2,140,351	1,930,357
Decrease in long-term borrowings	(3,167,956)	(1,594,148)	(2,330,509)
Increase (decrease) in short-term borrowings, net	34,041	(149,437)	(416,174)
Increase (decrease) in deposits received at banks, net	140,571	(23,605)	129,384
Proceeds from sales of common stock held in treasury	387	682	56
Payments for repurchases of common stock held in treasury	(104,047)	(32,511)	(7)
Payments for cash dividends	(55,317)	(51,947)	(14,730)
Net cash provided by (used in) financing activities	(178,206)	289,385	(701,623)
Effect of exchange rate changes on cash and cash equivalents	68,513	41,089	47,175
Net increase (decrease) in cash and cash equivalents	(174,384)	684,705	(265,433)
Cash and cash equivalents at beginning of the year	1,489,792	805,087	1,070,520
Cash and cash equivalents at end of the year	1,315,408	1,489,792	805,087
Cash paid during the year for-
Interest	364,392	303,331	296,643
Income tax payments, net	¥ 34,359	¥ 116,037	¥ 28,063